Dispositions	12 Months Ended
Dec. 31, 2022
4. Dispositions
Dispositions
4.

DISPOSITIONS
On March 31, 2022, Emera completed the sale of its 51.9

per cent interest in Domlec for proceeds which
approximated its carrying value. Domlec was included in the Company’s Other Electric reportable segment up to its date of sale. The sale did not have a material impact on earnings.